Pensions and Other Post-retirement Benefit Plans - Japanese Defined Benefit Pension Plans' Major Asset Categories and Their Associated Fair Values (Detail) - Japan Pension Benefits [Member] - USD ($)
$ in Millions
		Jul. 01, 2016	Jul. 03, 2015	Jun. 27, 2014	Jun. 28, 2013
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		$ 212	$ 185	$ 191	$ 167
Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		8	6
Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		204	179
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		0	0
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[1]	(1)
Equity Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[1]	(1)
Equity Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[1]	0
Equity Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[1]	0
Equity commingled/mutual funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[1],[2]	72	65
Equity commingled/mutual funds [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[1],[2]	0	0
Equity commingled/mutual funds [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[1],[2]	72	65
Equity commingled/mutual funds [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[1],[2]	0	0
Fixed income commingled/mutual funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[1],[3]	129	112
Fixed income commingled/mutual funds [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[1],[3]	0	0
Fixed income commingled/mutual funds [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[1],[3]	129	112
Fixed income commingled/mutual funds [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[1],[3]	0	0
Cash and short-term investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		12	8
Cash and short-term investments [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		9	6
Cash and short-term investments [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		3	2
Cash and short-term investments [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		$ 0	$ 0

[1]	Commingled funds represent pooled institutional investments.
[2]	Equity mutual funds invest primarily in equity securities.
[3]	Fixed income mutual funds invest primarily in fixed income securities.